Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	Ocuphire Pharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34079
Entity Tax Identification Number	11-3516358
Entity Address, Address Line One	3700 Grand River Avenue, Suite 1200
Entity Address, City or Town	Farmington Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48335
City Area Code	248
Local Phone Number	681-9815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001228627
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	OCUP
Security Exchange Name	NASDAQ